PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following as of December 31, 2021 and 2020 (in thousands):

	2021	2020
Insurance	$3,482	$107
Vendor advances	1,103	473
Accounts receivable	517	—
Other	259	213
Total prepaid expenses and other current assets	$5,361	$793